Schedule of Finite Lived Intangible Assets Amortization Expenses (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 35,259,473	$ 34,547,050	$ 34,547,050
Accumulated amortization	(20,033,351)	(17,577,599)	(11,276,978)
Net	$ 15,226,071	$ 17,681,874	23,982,495
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years	6 years
Gross carrying amount	$ 1,350,000	$ 1,350,000	1,350,000
Accumulated amortization	(1,118,889)	(1,006,389)	(781,385)
Net	$ 231,111	$ 343,611	568,615
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years	6 years
Gross carrying amount	$ 2,550,000	$ 2,550,000	2,550,000
Accumulated amortization	(1,698,265)	(1,555,925)	(642,222)
Net	$ 851,735	$ 994,075	1,907,778
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years	6 years
Gross carrying amount	$ 3,050,000	$ 3,050,000	3,050,000
Accumulated amortization	(2,467,278)	(2,257,205)	(1,437,778)
Net	$ 582,722	$ 792,795	1,612,222
Software Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years	6 years
Gross carrying amount	$ 14,450,000	$ 14,450,000	14,450,000
Accumulated amortization	(10,092,500)	(8,791,944)	(5,968,611)
Net	$ 4,357,500	$ 5,658,056	8,481,389
Gaming License [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years	6 years
Gross carrying amount	$ 4,020,000	$ 4,020,000	4,020,000
Accumulated amortization	(2,010,000)	(1,675,000)	(1,005,000)
Net	2,010,000	2,345,000	3,015,000
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,904,473	2,192,050	2,192,050
Accumulated amortization	(861,169)	(737,053)	(350,232)
Net	$ 2,043,304	$ 2,167,420	2,554,241
Internally Developed Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years	2 years
Internally Developed Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years	10 years
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years	15 years
Gross carrying amount	$ 6,935,000	$ 6,935,000	6,935,000
Accumulated amortization	(1,785,250)	(1,554,083)	(1,091,750)
Net	$ 5,149,750	$ 5,380,917	$ 5,843,250